Other (income) expenses, net (Schedule of Other Income (Expenses) Net) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Cancellation of balances	$ 0	$ 87,241	$ 786
Land treatments in Pacific Steel, Inc.	2,708	3,362	8,922
Attorney's fees	0	54,520	0
Bad debt estimate	0	5,320	0
Other expenses	2,708	150,443	9,708
Sale of scrap	(232,157)	(3,182)	(9,865)
Recovery of losses	0	(6,397)	(6,405)
Update of balances in favor in taxes	(256,698)	0	(2,699)
Agreements with clients	(27,869)
Other income	(32,733)	(4,282)	(5,791)
Other income	(549,457)	(13,861)	(24,760)
Other (income) and other expenses, net	$ (546,749)	$ 136,582	$ (15,052)